Investor Shares for Participants | Vanguard Long-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund
Investment Objective
The Fund seeks to track the performance of a market-weighted bond index with a long-term dollar-weighted average maturity.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Investor Shares for Participants Vanguard Long-Term Bond Index Fund Investor Shares
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Shares for Participants Vanguard Long-Term Bond Index Fund Investor Shares
Management Fees	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.16%

Example
The following example is intended to help you compare the cost of investing in the Fund’s Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Investor Shares for Participants | Vanguard Long-Term Bond Index Fund | Investor Shares | USD ($)	16	52	90	205

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Long Government/Credit Float Adjusted Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of greater than 10 years and are publicly issued.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 15 and 30 years and, as of December 31, 2015, was 24.1 years.
Principal Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are more sensitive to interest rate changes than are the prices of shorter-term bonds.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk should be low for the Fund because it invests primarily in long-term bonds.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund‘s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Long-Term Bond Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.01% (quarter ended September 30, 2011), and the lowest return for a quarter was –7.80% (quarter ended June 30, 2015).
Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Total Returns - Investor Shares for Participants - Vanguard Long-Term Bond Index Fund		1 Year	5 Years	10 Years
Investor Shares		(3.47%)	6.82%	6.37%
Barclays U.S. Long Gov/Credit Float Adjusted Index	[1]	(3.31%)	6.98%
Spliced Barclays U.S. Long Gov/Credit Float Adjusted Index	[1]	(3.31%)	6.98%	6.45%
Barclays U.S. Long Gov/Credit Bond Index	[1]	(3.30%)	6.98%	6.45%
[1]	Comparative Indexes (reflect no deduction for fees or expenses)